Employee Benefit - Maturity Profile of Defined Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 21,395	$ 25,106
Weighted average duration of defined benefit obligation	9 years
Bottom of range [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation		9 years
Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation		10 years
Within one year [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 1,387	$ 1,384
Between 2 and 5 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	1,770	2,040
Between 6 and 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	4,345	4,568
Beyond 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 13,893	$ 17,114